VGOF-P22 03/24

LEGG MASON PARTNERS INVESTMENT TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED MARCH 25, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A (each a “Fund” and collectively, the “Funds”)

I.	Effective May 1, 2024, the following changes are made to each Fund’s Summary Prospectus and Prospectus:

a.	In the section titled “Management – Portfolio managers” in each Fund’s Summary Prospectus and Prospectus, the following information is added:

Portfolio manager	Title	Portfolio manager of the fund since
Amanda Leithe, CFA	Director and Portfolio Manager of ClearBridge	May 2024

b.	In the section titled “More on fund management – Portfolio managers” in each Fund’s Prospectus, the following information is added:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Amanda Leithe, CFA	Ms. Leithe is a Director and Portfolio Manager of ClearBridge. Ms. Leithe joined ClearBridge in 2013. Prior to joining ClearBridge, she worked as a General Analyst for Suffolk Capital Management, an Analyst for Citadel Asset Management/Surveyor Capital, an Analyst for Tracer Capital Management, and an Investment Banking Analyst at Merrill Lynch & Co. She has 18 years of investment industry experience	May 2024

II.	Effective May 1, 2024, the following changes are made to each Fund’s SAI, as applicable:

a.	In the section titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in each Fund’s SAI, the following information is added to the table with respect to each Fund:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (Billions) ($)
Amanda Leithe*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

*	The information is as of February 29, 2024 and does not reflect additional accounts (including the Fund) for which Ms. Leithe will join the portfolio management team on May 1, 2024.

b.	In the section titled “Portfolio Managers – Portfolio Managers Securities Ownership” in the ClearBridge Aggressive Growth Fund’s SAI, the following information is added to the table:

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Amanda Leithe*	10,001-50,000

*	The information is as of February 29, 2024.

c.

In the section titled “Portfolio Managers – Portfolio Managers Securities Ownership” in the ClearBridge Variable Aggressive Growth Portfolio’s SAI, the following information is added to the table with respect to the Fund:

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Amanda Leithe*	None

*	The information is as of February 29, 2024.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INVESTMENT TRUST

ClearBridge Aggressive Growth Fund	December 29, 2023

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio	May 1, 2023

Please retain this supplement for future reference.

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